Stockholders' Equity - Contingent Consideration Common Shares (Details) - $ / shares		12 Months Ended
	Jul. 09, 2021	Dec. 31, 2021
First Share Price Trigger
Business Acquisition Contingent Consideration [Line Items]
Minimum weighted average trading price to issue earnout shares	$ 12.50	$ 12.50
Considered trading days for share price trigger	20 days	20 days
Considered trading period for share price trigger		30 days
Second Share Price Trigger
Business Acquisition Contingent Consideration [Line Items]
Minimum weighted average trading price to issue earnout shares		$ 15.00
Considered trading days for share price trigger		20 days
Considered trading period for share price trigger		30 days
CMG | Maximum
Business Acquisition Contingent Consideration [Line Items]
Earnout shares payable		3,500,000
CMG | First Share Price Trigger
Business Acquisition Contingent Consideration [Line Items]
Earnout shares payable		1,750,000
Earnout shares issued and paid	1,750,000
CMG | Second Share Price Trigger
Business Acquisition Contingent Consideration [Line Items]
Earnout shares payable		1,750,000
IMC | Maximum
Business Acquisition Contingent Consideration [Line Items]
Earnout shares payable		2,900,000
IMC | First Share Price Trigger
Business Acquisition Contingent Consideration [Line Items]
Earnout shares payable		1,450,000
Earnout shares issued and paid	1,450,000
IMC | Second Share Price Trigger
Business Acquisition Contingent Consideration [Line Items]
Earnout shares payable		1,450,000